CONSOLIDATING FINANCIAL STATEMENTS - Comprehensive income (loss) statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consolidating financial statements
Net earnings (loss)		$ 442.2	$ (109.1)
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments	[1]	(13.6)	50.8
Accumulated other comprehensive income (loss) related to investments sold	[2]	(3.1)	(8.5)
Changes in fair value of derivative financial instruments designated as cash flow hedges	[3]	11.9	29.2
Accumulated other comprehensive income (loss) related to derivatives settled	[4]	(13.2)	(1.1)
Total other comprehensive income (loss), net of tax		(18.0)	70.4
Total comprehensive income (loss)		424.2	(38.7)
Attributable to non-controlling interest		(3.2)	(5.1)
Attributable to common shareholders		427.4	(33.6)
Income tax relating to changes in fair value of investments		0.3	0.0
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges		4.8	10.6
Income tax relating to derivatives settled		(5.9)	(1.1)
Total Guarantors
Consolidating financial statements
Net earnings (loss)		445.4	(104.0)
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments		(15.4)	49.8
Accumulated other comprehensive income (loss) related to investments sold		(3.1)	(8.5)
Changes in fair value of derivative financial instruments designated as cash flow hedges		11.9	27.8
Accumulated other comprehensive income (loss) related to derivatives settled		(13.2)	(2.2)
Total other comprehensive income (loss), net of tax		(19.8)	66.9
Equity in other comprehensive income (loss) of intercompany investments		1.8	3.5
Total comprehensive income (loss)		427.4	(33.6)
Attributable to common shareholders		427.4	(33.6)
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges		4.8	10.2
Income tax relating to derivatives settled		(5.9)	(1.5)
Kinross Gold Corp.
Consolidating financial statements
Net earnings (loss)		445.4	(104.0)
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments		(15.4)	49.8
Accumulated other comprehensive income (loss) related to investments sold		(3.1)	(8.5)
Changes in fair value of derivative financial instruments designated as cash flow hedges		6.8	7.4
Accumulated other comprehensive income (loss) related to derivatives settled		(2.6)	0.5
Total other comprehensive income (loss), net of tax		(14.3)	49.2
Equity in other comprehensive income (loss) of intercompany investments		(3.7)	21.2
Total comprehensive income (loss)		427.4	(33.6)
Attributable to common shareholders		427.4	(33.6)
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges		2.5	1.3
Income tax relating to derivatives settled		(1.0)	0.2
Guarantor Subsidiaries
Consolidating financial statements
Net earnings (loss)		392.5	172.7
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of derivative financial instruments designated as cash flow hedges		5.1	20.4
Accumulated other comprehensive income (loss) related to derivatives settled		(10.6)	(2.7)
Total other comprehensive income (loss), net of tax		(5.5)	17.7
Total comprehensive income (loss)		387.0	190.4
Attributable to common shareholders		387.0	190.4
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges		2.3	8.9
Income tax relating to derivatives settled		(4.9)	(1.7)
Guarantor Adjustments
Consolidating financial statements
Net earnings (loss)		(392.5)	(172.7)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments		5.5	(17.7)
Total comprehensive income (loss)		(387.0)	(190.4)
Attributable to common shareholders		(387.0)	(190.4)
Non-guarantors
Consolidating financial statements
Net earnings (loss)		833.4	124.7
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments		1.8	1.0
Changes in fair value of derivative financial instruments designated as cash flow hedges			1.4
Accumulated other comprehensive income (loss) related to derivatives settled			1.1
Total other comprehensive income (loss), net of tax		1.8	3.5
Total comprehensive income (loss)		835.2	128.2
Attributable to non-controlling interest		(3.2)	(5.1)
Attributable to common shareholders		838.4	133.3
Income tax relating to changes in fair value of investments		0.3
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges			0.4
Income tax relating to derivatives settled			0.4
Eliminations
Consolidating financial statements
Net earnings (loss)		(836.6)	(129.8)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments		(1.8)	(3.5)
Total comprehensive income (loss)		(838.4)	(133.3)
Attributable to common shareholders		$ (838.4)	$ (133.3)

[1]	Net of tax of $0.3 million (2016 - $ nil).
[2]	Net of tax of $ nil (2016 - $ nil).
[3]	Net of tax of $4.8 million (2016 - $10.6 million).
[4]	Net of tax of $(5.9) million (2016 - $(1.1) million).